Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of components of lease expenses, supplemental cash flows information and supplemental information related to leases

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Operating lease expenses	135,663	121,393	97,707
Short-term lease expenses	24,359	56,808	57,339
Total	160,022	178,201	155,046

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	146,733	126,758	102,402
RoU assets obtained in exchanges for lease liabilities
RoU assets obtained in exchanges for new operating lease liabilities	66,494	54,944	50,079

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Land use rights, net	11,033	10,808
Operating lease right-of-use assets, net (excluding land use rights)	224,930	179,945
Operating lease RoU assets, net	235,963	190,753
Operating lease liabilities – current	91,230	81,379
Operating lease liabilities – non-current	146,970	109,096
Total operating lease liabilities	238,200	190,475

	As of
	December 31,
	2023	2024
Weighted average remaining lease term
Land use rights	49 years	48 years
Operating leases	3.31 years	2.23 years
Weighted average discount rate
Land use rights	—	—
Operating leases	4.38%	4.24%

Schedule of maturities of lease liabilities

As of
December 31,
2024
RMB
(in thousands)
2025	87,590
2026	36,123
2027	14,243
2028	10,525
2029	8,676
Thereafter	62,737
Total undiscounted lease payments	219,894
Less: interest	(29,419)
Present value of lease liabilities	190,475